CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (77,643)	$ 117,397	$ (37,375)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	49,574	51,099	52,358
Amortization	43,645	49,361	47,002
Unrealized exchange gains on foreign denominated debt	(26,636)	(39,173)	45,553
Equity-based compensation	9,292	6,440	8,002
Non-cash fair value adjustment for warrant liabilties - net	160,728
Deferred income taxes - net	15,801	5,793	(11,449)
Uncertain tax positions	(5,368)	(20,507)	1,832
Restructuring		(475)	9,135
Non-cash fair value adjustment for swaps and foreign currency exchange contracts - net	(22,005)	(20,196)	15,943
Amortization of debt issuance costs	6,096	6,741	5,601
Non cash operating lease costs	9,760
Impairment of right of use assets	2,563
Loss on extinguishment of debt	2,693
Transaction cost allocated to common stock warrants	4,262
Non-cash fair value adjustment of contingent consideration	(4,039)	1,373
Other	3,428	(250)	1,802
Changes in current assets and liabilities:
Accounts receivable	6,016	(16,075)	9,061
Accounts payable	6,001	(555)	7,400
Accrued expenses	(14,231)	18,712	(13,443)
Lease liabilities, non-current	(11,408)
Income taxes receivable/payable	(188)	320	2,523
Interest Payable	261
Deferred revenue	9,140	24,783	4,483
Other	(4,625)	4,102	35
Net cash provided by operating activities	163,117	188,890	148,463
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(59,291)	(49,317)	(44,862)
Purchase of a Minority Investment	(2,000)		(8,500)
Acquisition of a business, net of cash acquired		(89,206)
Other investing activities		1,597	(122)
Net cash used in investing activities	(61,291)	(136,926)	(53,484)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash contributions from business combination	864,164
Cash paid for equity issuance costs	(106,917)	(1,851)
Payment of Redeemable Preferred Stock	(614,996)
Repayment of debt	(310,400)	(17,449)	(52,007)
Cash paid for settlement of employee taxes related to option exercises	(6,267)
Proceeds from option and warrant exercises	313	35	5
Redemption of Warrants for cash	(244)
Payment of contingent consideration	(10,000)
Net cash used in financing activities	(184,347)	(19,265)	(52,002)
EFFECTS OF EXCHANGE RATE FLUCTUATIONS	(6,614)	(2,479)	104
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(89,135)	30,220	43,081
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Beginning of period	191,529	161,309	118,228
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - End of period	102,394	191,529	161,309
SUPPLEMENTAL DISCLOSURES:
Interest paid	110,909	115,258	119,506
Income taxes paid, including foreign taxes withheld	$ 30,800	$ 32,300	$ 12,900